Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 5,378,721	$ 5,661,601
Cash and cash equivalents (note 15a)	153,726	168,409	$ 215,738	$ 92,069
LNG segment
Segment Reporting Information [Line Items]
Total assets	4,378,066	4,601,919
NGL segment
Segment Reporting Information [Line Items]
Total assets	846,929	891,273
Cash and cash equivalents
Segment Reporting Information [Line Items]
Cash and cash equivalents (note 15a)	$ 153,726	$ 168,409